Trade Receivables Sold, Deferred Proceeds from Sales and Collections of Deferred Proceeds (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Sale of Receivables [Line Items]
Collections of deferred proceeds	¥ 22,512	¥ 35,196	¥ 20,608
Pictures
Sale of Receivables [Line Items]
Total trade receivables sold	4,237	53,720
Deferred proceeds	4,237	22,188
U.S. Subsidiary
Sale of Receivables [Line Items]
Total trade receivables sold	50,400	247,863	355,872
Deferred proceeds	16,150	36,678	8,098
Collections of deferred proceeds	¥ 22,512	¥ 35,196	¥ 20,608